Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Net loss	$ (5,751,000)	$ (4,342,000)		$ (6,405,000)	$ (35,648,000)
Net loss	(23,447,000)	(4,342,000)
Depreciation	296,000	248,000
Depreciation and amortization				1,072,000	840,000
Loss on disposal of property and equipment		6,000		6,000
Gain on extinguishment of debt					(1,806,000)
Share-based compensation expense	207,000	116,000		624,000	318,000
Change in fair value of SAFE agreements	2,353,000	(285,000)		91,000	(527,000)
Deferred income taxes				(7,000)
Change in fair value of earn-out liabilities	3,726,000
Other	582,000			13,000
Changes in operating assets and liabilities:
Trade accounts receivable, net	(1,006,000)	(5,178,000)		2,088,000	(2,687,000)
Accounts receivable – affiliated companies					114,000
Contract assets	(4,727,000)	(3,298,000)		(5,135,000)	5,309,000
Prepaid expenses	(2,785,000)	(397,000)		(5,699,000)	(738,000)
Other assets, net	178,000	78,000		(2,999,000)	293,000
Accounts payable	6,994,000	(133,000)		3,423,000	(9,240,000)
Accounts payable – affiliated companies	170,000	345,000		225,000	157,000
Contract liabilities – current and long-term	(8,140,000)	(9,675,000)		(1,316,000)	25,416,000
Other liabilities	6,933,000	(1,529,000)		14,803,000	1,631,000
Net cash used in operating activities	(18,666,000)	(24,044,000)		784,000	(16,568,000)
Cash Flows from Investing Activities:
Purchase of property and equipment	(8,565,000)	(377,000)		(16,405,000)	(3,176,000)
Net cash used in investing activities	(8,565,000)	(377,000)		(16,405,000)	(3,176,000)
Cash Flows from Financing Activities:
Proceeds from Business Combination	8,055,000
Proceeds from Series A Preferred Stock	26,000,000
Transaction costs	(782,000)
Proceeds from borrowings				7,948,000	12,170,000
Repayment of loans		(64,000)		(108,000)	(63,000)
Proceeds from issuance of units	22,000			6,000
Forward purchase agreement termination	12,730,000
Warrants exercised	2,243,000
SAFE agreements		4,250,000		4,250,000	13,000,000
Net cash provided by financing activities	48,268,000	4,186,000		12,096,000	25,107,000
Net increase (decrease) in cash, cash equivalents and restricted cash	21,037,000	(20,235,000)		(3,525,000)	5,363,000
Cash, cash equivalents and restricted cash at beginning of the period	25,826,000	29,351,000		29,351,000	23,988,000
Cash, cash equivalents and restricted cash at end of the period	46,863,000	9,116,000	$ 29,351,000	25,826,000	29,351,000
Less: restricted cash	62,000	62,000	62,000	62,000	62,000
Cash and cash equivalents at end of the period	46,801,000	9,054,000	29,289,000	25,764,000	29,289,000
Supplemental disclosure of cash flow information
Cash paid for interest, net	464,000	158,000		1,013,000	230,000
Cash paid for taxes	9,000	8,000
Noncash financing activities:
Transaction costs	(23,663,000)
SAFE Agreements	20,667,000
Preferred dividends	(328,000)
Inflection Point Acquisition Corp
Statement [Line Items]
Net loss			(315,511)	(190,408)
Formation cost paid by Sponsor in exchange of issuance of Class B ordinary shares			11,388
Operating expense paid by promissory note – related party			8,500
Change in fair value of over-allotment			(193,471)
Issuance cost of over-allotment			23,439
Interest earned on marketable securities held in trust account			(5,798)	(4,833,790)
Changes in operating assets and liabilities:
Prepaid assets			(475,532)	465,676
Other assets, net			(326,032)
Due to related party			1,032	111,416
Accrued offering costs and expenses			67,421	3,477,428
Net cash used in operating activities			(1,204,564)	(969,678)
Cash Flows from Investing Activities:
Investment of cash in Trust Account			(329,750,000)
Net cash used in investing activities			(329,750,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Private Placement Warrants			6,845,000
Proceeds from sale of Units, net of underwriting discount			325,155,000
Payment of promissory note – related party			(188,805)
Proceeds from working capital loan				625,000
Payment of offering costs			(497,021)
Net cash provided by financing activities			331,314,174	625,000
Net increase (decrease) in cash, cash equivalents and restricted cash			359,610	(344,678)
Cash, cash equivalents and restricted cash at beginning of the period	$ 14,932	$ 359,610		359,610
Cash, cash equivalents and restricted cash at end of the period			359,610	14,932	359,610
Cash and cash equivalents at end of the period			359,610	14,932	$ 359,610
Non-cash investing and financing activities:
Offering costs paid by Sponsor in exchange for issuance of Class B ordinary shares			13,612
Offering costs paid by promissory note – related party			180,305
Capital contribution for excess fair value of Class B shares sold by the Sponsor to Anchor Investors determined to be offering cost			9,680,125
Deferred underwriting commissions payable charged to additional paid in capital			11,541,250
Remeasurement of Class A ordinary shares subject to possible redemption			36,815,188	4,839,588
Reduction of deferred underwriting fee				11,541,250
Accrued offering costs			$ 151,000